Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Summary Of Significant Accounting Policies
Basis of Consolidation

3.2.	Basis of consolidation

The Group financial statements consolidate results of the Company and entities controlled by the Company and its subsidiary undertakings. Control exists when the Company has existing rights that give the Company the current ability to direct the activities which affect the entity’s returns; the Company is exposed to or has rights to a return which may vary depending on the entity’s performance; and the Company has the ability to use its powers to affect its own returns from its involvement with the entity.

Unrealized gains on transactions between the Group and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

Business combinations are accounted for under the purchase method. The purchase method involves the recognition at fair value of all identifiable assets and liabilities, including contingent liabilities of the subsidiary, at the acquisition date, regardless of whether or not they were recorded in the financial statements of the subsidiary prior to acquisition. On initial recognition, the assets and liabilities of the subsidiary are included in the consolidated statement of financial position at their fair values, which are also used as the bases for subsequent measurement in accordance with the Group accounting policies. Transaction costs that the company incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. Goodwill is stated after separating out identifiable intangible assets. Goodwill represents the excess of acquisition cost over the fair value of the Group’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition.

Changes in controlling interest in a subsidiary that do not result in gaining or losing control are not business combinations as defined by IFRS 3. The Group adopts the “equity transaction method” which regards the transaction as a realignment of the interests of the different equity holders in the Group. Under the equity transaction method an increase or decrease in the Group’s ownership interest is accounted for as follows:

•	the non-controlling component of equity is adjusted to reflect the non-controlling interest revised share of the net carrying value of the subsidiaries net assets;
•	the difference between the consideration received or paid and the adjustment to non-controlling interests is debited or credited to a different component of equity — merger reserves;
•	no adjustment is made to the carrying amount of goodwill or the subsidiaries’ net assets as reported in the consolidated financial statements; and
•	no gain or loss is reported in the consolidated statements of income.

Loss of control policy

When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized and a gain or loss arising thereto is accounted within Gain/(losses), net with Statement of Income. Amounts previously recognised in other comprehensive income in respect of that entity are also reclassified to Statement of Income.

Segment Reporting

3.3.	Segment reporting

IFRS 8 Operating Segments (“IFRS 8”) requires operating segments to be identified on the same basis as is used internally for the review of performance and allocation of resources by the Group chief executive officer. The revenues of films are earned over various formats; all such formats are functional activities of filmed entertainment and these activities take place on an integrated basis. The management team reviews the financial information on an integrated basis for the Group as a whole, with respective heads of business for each region and in accordance with IFRS 8, the Company provides a geographical split as it considers that all activities fall within one segment of business which is filmed entertainment. The management team also monitors performance separately for individual films for at least 12 months after the theatrical release. Certain resources such as publicity and advertising, and the cost of a film are also reviewed globally.

Eros has identified four geographic areas, consisting of its main geographic areas (India, North America and Europe), together with the rest of the world.

Revenue

3.4.	Revenue

Revenue is recognized, net of sales related taxes, when persuasive evidence of an arrangement exists, the fees are fixed or determinable, the product is delivered or services have been rendered and collectability is reasonably assured. The Group considers the terms of each arrangement to determine the appropriate accounting treatment.

The following additional criteria apply in respect of various revenue streams within filmed entertainment:

•	In arrangements for theatrical distribution, contracted minimum guarantees are recognized on the theatrical release date. The Group’s share of box office receipts in excess of the minimum guarantee is recognized at the point they are notified to the Group.

•	In arrangements for television syndication, license fees received in advance which do not meet all the above criteria, including commencement of the availability for broadcast under the terms of the related licensing agreement, are included in deferred income until the above criteria is met.

•	In arrangements for catalogue sales, the Company recognizes revenue if revenue recognition criteria’s such as a valid sales contract exists, all films are delivered, the Company is reasonably certain on collectability, and the Company’s contractual obligations are complete, are met. Considering the arrangement with catalogue customers provide for a contractual deferred payment terms up to a year and in many cases the payments often fall behind contractual terms, revenues from catalogue sales are recognized net of credit impairment loss calculated at imputed market rate of interest on the gross receivables. The re-measurement of such credit impairment loss at each balance sheet date and related gains or losses is recognized within administrative costs in the Statement of Income. The unwinding of the credit impairment loss reserve is recognized using effective interest rate within net finance cost in the Statement of Income.

•	Digital and ancillary media revenues are recognized at the earlier of when the content is accessed or declared. Fees received for access to the specified and unspecified future content through digital and ancillary media, including usage of over-the-top platform developed by the Group, is recognized on straight line basis over the period of the service contract. Billing in excess of the revenue recognized is shown as deferred revenue.

•	DVD, CD and video distribution revenue is recognized on the date the product is delivered or if licensed in line with the above criteria. Visual effects, production and other fees for services rendered by the Group and overhead recharges are recognized in the period in which they are earned and in certain cases, the stage of production is used to determine the proportion recognized in the period.

Goodwill

3.5.	Goodwill

Goodwill represents the excess of the consideration transferred in a business combination over the fair value of the Group’s share of the identifiable net assets acquired. Goodwill is carried at cost less accumulated impairment losses. Gain on bargain purchase is recognized immediately after acquisition in the consolidated statement of income.

Intangible Assets

3.6.	Intangible assets

Intangible assets acquired by the Group are stated at cost less accumulated amortization less impairment loss, if any, except those acquired as part of a business combination, which are shown at fair value at the date of acquisition less accumulated amortization less impairment loss, if any (film production cost and content advances are transferred to film and content rights at the point at which content is first exploited). “Eros” (the “Trade name”) is considered to have an indefinite life because of the institutional nature of the corporate brand name, its proven ability to maintain market leadership and the Group’s commitment to develop, enhance and retain its value. The carrying value is reviewed at least annually for impairment and adjusted to recoverable amount if required.

Content

Investments in films and associated rights, including acquired rights and distribution advances in respect of completed films, are stated at cost less amortization less provision for impairment. Costs include production costs, overhead and capitalized interest costs net of any amounts received from third party investors. A charge is made to write down the cost of completed rights over the estimated useful lives, writing off more in year one which recognizes initial income flows and then the balance over a period of up to nine years, except where the asset is not yet available for exploitation. The average life of the assets is the lesser of 10 years or the remaining life of the content rights. The amortization charge is recognized in the consolidated statement of income within cost of sales. The determination of useful life is based upon management’s judgment and includes assumptions on the timing and future estimated revenues to be generated by these assets, which are summarized in Note 38.3.

Others

Other intangible assets, which comprise internally generated and acquired software used within the Group’s digital, home entertainment and internal accounting activities, are stated at cost less amortization less provision for impairment. A charge is made to write down the cost of completed rights over the estimated useful lives except where the asset is not yet available for exploitation. The average life of below intangible assets ranges from 3-6 years.

Subsequent expenditure

Expenditure on capitalized intangible assets subsequent to the original expenditure is included only when it increases the future economic benefits embodied in the specific asset to which it relates.

Information technology assets

An internally generated intangible asset arising from the Group’s software development activities that is expected to be completed is recognized only if all the following criteria are met:

•	an asset is created that can be identified (such as software and new processes);
•	it is probable that the asset created will generate future economic benefits; and
•	the development cost can be measured reliably.

When these criteria are met and there are appropriate resources to complete development, the expenditure is capitalized at cost. Where these criteria are not met development expenditure is recognized as an expense in the period in which it is incurred. Internally generated intangible assets are amortized over their useful economic life from the date that they start generating future economic benefits.

Impairment Testing of Goodwill, Other Intangible Assets and Property, Plant and Equipment

3.7.	Impairment testing of goodwill, other intangible assets and property and Equipment

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which Management monitors the related cash flows.

Goodwill and Trade names are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of fair value, reflecting market conditions less costs to sell, and value in use based on an internal discounted cash flow evaluation. Impairment losses recognized for cash-generating units, to which goodwill has been allocated, are credited initially to the carrying amount of goodwill. Any remaining impairment loss is charged pro rata to the other assets in the cash generating unit.

Film and content rights are stated at the lower of unamortized cost and estimated recoverable amounts. In accordance with IAS 36 Impairment of Assets, film content costs are assessed for indication of impairment on a library basis as the nature of the Group’s business, the contracts it has in place and the markets it operates in do not yet make an ongoing individual film evaluation feasible with reasonable certainty. Impairment losses on content advances are recognized when film production does not seem viable and refund of the advance is not probable.

With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist.

Property, Plant and Equipment

3.8.	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment. Land and freehold buildings are shown at what Management believes to be their fair value, based on, among other things, periodic but at least triennial valuations by an external independent valuer, less subsequent depreciation for freehold buildings. Any accumulated depreciation at the date of revaluation is eliminated against the gross carrying amount of the asset and the net amount is restated to the revalued amount. Increases in the carrying amount arising on revaluation of freehold land and buildings are credited to other reserves in shareholders’ equity. Decreases that offset previous increases are charged against other reserves.

Depreciation is provided to write - off the cost of all property and equipment to their residual value.

Material residual value estimates are updated as required, but at least annually, whether or not the asset is revalued.

Advance paid towards the acquisition or improvement of property and equipment not ready for use before the reporting date are disclosed as capital work-in-progress.

Inventories

3.9.	Inventories

Inventories primarily comprise of music CDs and DVDs, and are valued at the lower of cost and net realizable value. Cost in respect of goods for resale is defined as purchase price, including appropriate labor costs and other overhead costs. Costs in respect of raw materials is purchase price.

Purchase price is assigned using a weighted average basis. Net realizable value is defined as anticipated selling price or anticipated revenue less cost to completion.

Cash and Cash Equivalents

3.10.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term highly liquid investments which are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value. Bank overdrafts are shown within “Borrowings” in “Current liabilities” on the statement of financial position.

Restricted Deposits held with Banks
3.11.	Restricted deposits held with banks
Deposits held with banks as security for overdraft facilities are included in restricted deposits held with bank.
Borrowings

3.12.	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost with any difference between the proceeds (net of transaction costs) and the redemption value recognized in the consolidated statement of income within finance costs over the period of the borrowings using the effective interest method. Finance costs in respect of film productions and other assets which take a substantial period of time to get ready for use or for exploitation are capitalized as part of the asset.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Financial Instruments

3.13.	Financial instruments

Financial assets and financial liabilities are recognized when a Group entity becomes party to the contractual provisions of the instrument.

Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets or liabilities (other than financial assets and liabilities at fair value through profit and loss) and business combination are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit and loss are recognized immediately in consolidated statements of income. Financial assets and financial liabilities are offset against each other and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

A financial instrument is held for trading if:

•	it has been acquired principally for the purpose of selling/repurchasing it in the near term;
•	on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent pattern of short-term profit taking; or
•	it is a derivative that is not designated in a hedging relationship.

The fair value of financial instruments denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period. The foreign exchange component forms part of its fair value gain or loss. Therefore for financial instruments that are classified as fair value through profit and loss, the exchange component is recognized in consolidated statements of income through “other (gains)/losses.”

Financial Assets

3.14.	Financial assets

Financial assets are divided into the following categories:

•	financial assets at fair value through profit and loss;
•	loans and receivables;
•	held-to-maturity investments; and
•	available-for-sale financial assets.

Financial assets are assigned to the different categories by management on initial recognition, depending on the nature and purpose of the financial assets. The designation of financial assets is re-evaluated at every reporting date at which a choice of classification or accounting treatment is available.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade and other receivables, bank and cash balances) are measured subsequent to initial recognition at amortized cost using the effective interest method, less provision for impairment. Any change in their value through impairment or reversal of impairment is recognized in the consolidate statement of income.

Provision against trade receivables is made when there is objective evidence that the Group will not be able to collect all amounts due to it in accordance with the original terms of those receivables. The amount of the write-down is determined as the difference between the asset’s carrying amount and the present value of estimated future cash flows.

Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Group’s management has the positive intention and ability to hold to maturity.

Available-for-sale financial assets

Available-for-sale financial assets include non-derivative financial assets that are either designated as such or do not qualify for inclusion in any of the other categories of financial assets. All financial assets within this category are measured subsequently at fair value, with changes in fair value recognized in other comprehensive income. Gains and losses arising from investments classified as available-for-sale are recognized in the consolidated statements of income when they are sold or when the investment is impaired.

In the case of impairment of available-for-sale assets, any loss previously recognized in other comprehensive income is transferred to the consolidate statement of income. Impairment losses recognized in the consolidate statement of income on equity instruments are not reversed through the consolidated statements of income. Impairment losses recognized previously on debt securities are reversed through the consolidated statement of income when the increase can be related objectively to an event occurring after the impairment loss was recognized in the consolidate statement of income.

Where the Group consider that fair value can be reliably measured the fair values of financial instruments that are not traded in an active market are determined by using valuation techniques. The Group applies its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at each statement of financial position date. Available-for-sale equity instruments that do not have a quoted price in an active market and whose fair value cannot be reliably measured are measured at cost less impairment at the end of each reporting period.

An assessment for impairment is undertaken at least at each reporting date.

A financial asset is de-recognized only where the contractual rights to the cash flows from the asset expire or the financial asset is transferred and that transfer qualifies for de-recognition. A financial asset is transferred if the contractual rights to receive the cash flows of the asset have been transferred or the Group retains the contractual rights to receive the cash flows of the asset but assumes a contractual obligation to pay the cash flows to one or more recipients. A financial asset that is transferred qualifies for de-recognition if the Group transfers substantially all the risks and rewards of ownership of the asset, or if the Group neither retains nor transfers substantially all the risks and rewards of ownership but does transfer control of that asset.

Financial Liabilities

3.15.	Financial liabilities

Financial liabilities are classified as either ‘financial liabilities at fair value through profit or loss’ or ‘other financial liabilities’. Financial liabilities are subsequently measured at amortized cost using the effective interest method or at fair value through profit or loss.

Financial liabilities are classified as at fair value through profit or loss when the financial liability is held for trading such as a derivative, except for a designated and effective hedging instrument, or if upon initial recognition it is thus designated to eliminate or significantly reduce measurement or recognition inconsistency or it forms part of a contract containing one or more embedded derivatives and the contract is designated as fair value through profit or loss.

Financial liabilities at fair value through profit or loss are stated at fair value. Any gains or losses arising from held for trading financial liabilities are recognized in consolidated statements of income. Such gains or losses incorporate any interest paid and are included in the “other gains and losses” line item.

Other financial liabilities (including borrowing and trade and other payables) are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

A financial liability is derecognized only when the obligation is extinguished, that is, when the obligation is discharged or cancelled or expires. Changes in liabilities’ fair value that are reported in profit or loss are included in the consolidated statement of income within ‘finance costs’ or “finance income”.

Derivative Financial Instruments

3.16.	Derivative financial instruments

The Group uses derivative financial instruments (“derivatives”) to reduce its exposure to interest rate movements.

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently re-measured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in consolidated statements of income immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the profit or loss depends on the nature of the hedge relationship.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

Cash flow hedging

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of other reserves. The gain or loss relating to the ineffective portion is recognized immediately in consolidated statements of income, and is included in the ‘other gains and losses’ line item.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated statements of income in the periods when the hedged item is recognized in consolidated statements of income, in the same line of the consolidated statement of income as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Cash flow hedge accounting is discontinued when the Group revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated statements of income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated statements of income.

Provisions

3.17.	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources will be required to settle the obligations and can be reliably measured. Provisions are measured at management’s best estimate of the expenditure required to settle the obligations at the statement of financial position date and are discounted to present value where the effect is material.

Leases

3.18.	Leases

Leases in which significantly all the risks and rewards incidental to ownership are not transferred to the lessee are classified as operating leases. Payments under such leases are charged to the consolidated statements of income on a straight line basis over the period of the lease.

Taxation

3.19.	Taxation

Taxation on profit and loss comprises current income tax and deferred income tax. Tax is recognized in the consolidated statement of income except to the extent that it relates to items recognized directly in equity or other comprehensive income in which case it is recognized in equity or other comprehensive income.

Current income tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted at the reporting date along with any adjustment relating to tax payable in previous years.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted or substantively enacted at the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled in the appropriate territory.

Deferred income tax in respect of undistributed earnings of subsidiaries is recognized except where the Group is able to control the timing of the reversal of the temporary difference and that the temporary difference will not reverse in the foreseeable future. Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which temporary differences can be utilized.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if the Group has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Employee Benefits

3.20.	Employee benefits

The Group operates defined contribution pension plans and healthcare and insurance plans on behalf of its employees. The amounts due are all expensed as they fall due.

In accordance with IFRS 2 “Share Based Payments”, the fair value of shares or options granted is recognized as personnel costs with a corresponding increase in equity. The fair value is measured at the grant date and spread over the period during which the recipient becomes unconditionally entitled to payment unless forfeited or surrendered.

The fair value of share options granted is measured using the Black Scholes model or a Monte-Carlo simulation model, each taking into account the terms and conditions upon which the grants are made. At each statement of financial position date, the Group revises its estimate of the number of equity instruments expected to vest as a result of non-market-based vesting conditions. The amount recognized as an expense is adjusted to reflect the revised estimate of the number of equity instruments that are expected to become exercisable, with a corresponding adjustment to equity reserves. None of the Group plans feature any options for cash settlements.

Upon exercise of share options, the proceeds received net of any directly attributable transaction costs up to the nominal value of the shares are allocated to share capital with any excess being recorded as share premium.

Foreign Currencies

3.21.	Foreign currencies

Transactions in foreign currencies are translated at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities in foreign currencies are translated at the prevailing rates of exchange at the reporting date. Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.

Any exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were initially recorded are recognized in the income statement in the period in which they arise. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The assets and liabilities in the financial statements of foreign subsidiaries and related goodwill are translated at the prevailing rate of exchange at the statement of financial position date. Income and expenses are translated at the monthly average rate. The exchange differences arising from the retranslation of the foreign operations are recognized in other comprehensive income and taken in to the “currency translation reserve” in equity. On disposal of a foreign operation the cumulative translation differences (including, if applicable, gains and losses on related hedges) are transferred to the consolidated statement of income as part of the gain or loss on disposal.

Transaction Costs Relating to Equity Transactions

3.22.	Transactions costs relating to equity transactions

The Group defers costs in issuing or acquiring its own equity instruments to the extent they are incremental costs directly attributable to an equity transaction that otherwise would have been avoided. Such costs are accounted for as a deduction from equity (net of any related income tax benefit) upon completion of the equity transaction. The costs of an equity transaction which is abandoned is recognized as an expense.

Earnings Per Share

3.23.	Earnings per share

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by considering the impact of the potential issuance of ordinary shares, using the treasury stock method, on the weighted average number of shares outstanding during the period except where the results would be anti-dilutive.

Current/Non-current classification

3.24.	Current/Non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

•	Expected to be realised or intended to sold or consumed in the normal operating cycle (*)
•	Held primarily for the purpose of trading
•	Expected to be realised within twelve months after the reporting period or
•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

(*) The operating cycle for the business activities of the Company is considered to be twelve months except in case of catalogue sales, which have been ascertained as two years for the purpose of current / non-current classification of assets.

A liability is current when:

•	It is expected to be settled in the normal operating cycle
•	It is held primarily for the purpose of trading
•	It is due to be settled within twelve months after the reporting period or
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.